TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
TRADE AND OTHER RECEIVABLES.
Schedule of trade and other receivables

	2017	2016
Year ended 31 December	US$’000	US$’000
Oil, natural gas and NGL sales	2,604	8,201
Joint interest billing receivables	930	1,545
Commodity hedge contract receivables	—	37
Other	432	3
Total trade and other receivables	3,966	9,786